PRINCIPAL ACCOUNTING POLICIES - Earnings/(loss) per share (Details)	Mar. 18, 2021
Treasury stock disclosures
Share subdivision ratio	8
After Share Subdivision
Treasury stock disclosures
Ratio of ADSs to ordinary shares	8
Before Share Subdivision
Treasury stock disclosures
Ratio of ADSs to ordinary shares	1